Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of the financial instruments, measured at fair value, by level within the fair value hierarchy on recurred basis

	December 31, 2021	December 31, 2020
Risk free rate	1.26%	0.47%
Expected term	5.04	5.76
Dividend yield	0.00%	0.00%
Expected volatility	24.28%	19.0%
Exercise price	$11.50	$11.50
Unit Price	$9.96	$10.15

Schedule of the financial instruments, measured at fair value, by level within the fair value hierarchy on recurred basis

Description	Level	December 31, 2021	December 31, 2020
Assets
Cash and marketable securities held in Trust Account	1	$276,207,207	$276,209,453
Liabilities:
Warrant Liability — Public Warrants	1	$8,964,000	$19,458,000
Warrant Liability — Private Placement Warrants	3	$13,805,441	$10,643,808

Gelesis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of the financial instruments, measured at fair value, by level within the fair value hierarchy on recurred basis

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible promissory notes (see Note 12)	$27,128	$—	$—	$27,128
Preferred stock warrants	15,821	—	—	15,821
One Srl call option (see Note 11)	2,416	—	—	2,416
Total liabilities measured at fair value	$45,365	$—	$—	$45,365

Schedule of the financial instruments, measured at fair value, by level within the fair value hierarchy on recurred basis

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	$23,998	$23,998	$—	$—
Total assets measured at fair value	$23,998	$23,998	$—	$—
Liabilities:
Preferred stock warrants	$12,099	$—	$—	$12,099
One Srl call option (see Note 11)	1,545	—	—	1,545
Total liabilities measured at fair value	$13,644	$—	$—	$13,644

Schedule of probabilities of scenarios occurring

	At December 31,
	2021	2020
IPO scenario	2.5%	75.0%
Market adjusted equity value method	2.5%	25.0%
Special purpose acquisition company ("SPAC") scenario	95.0%	0.0%

Schedule of changes to company's tranche right liability

Tranche
rights liability
Balance at December 31, 2019	$310
Change in fair value of tranche rights liability immediately prior to tranche settlement in April 2020	(256)
Settlement of Series 3 Growth tranche rights liability in April 2020	(54)
Balance at December 31, 2020	$—

Schedule of changes to company's warrant liability

				Series 3	Series 4
	Series A-1	Series A-3	Series A-4	Growth	Growth
	Warrants	Warrants	Warrants	Warrants	Options	Total
Balance at December 31, 2019	485	2,541	7,686	4,631	653	15,996
Issuance of Series 4 Growth option liability	—	—	—	—	745	745
Extinguishment of Series 3 Growth warrant	—	—	—	(5,973)	—	(5,973)
Exercise of Series A-4 warrants	—	—	(135)	—	—	(135)
Change in fair value of warrant liability	96	355	1,071	1,342	(1,398)	1,466
Balance at December 31, 2020	$581	$2,896	$8,622	$—	$—	$12,099
Exercise of warrants	(937)	(2,987)	—	—	—	(3,924)
Change in fair value of warrant liability	356	91	7,199	—	—	7,646
Balance at December 31, 2021	$—	$—	$15,821	$—	$—	$15,821

Schedule of weighted average assumptions used to determine the fair value of the warrant liability

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2021:

Series A-4
Warrants
Expected term	0.1 years
Expected volatility	48.0%
Expected dividend yield	0.0%
Risk free interest rate	0.6%
Estimated fair value of the redeemable convertible preferred stock	$22.36
Exercise price of warrants	$0.04

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2020:

	Series A-1	Series A-3	Series A-4
	Warrants	Warrants	Warrants
Expected term	0.3 years	1.5 years	2.6 years
Expected volatility	48.0%	68.0%	59.0%
Expected dividend yield	0.0%	0.0%	0.0%
Risk free interest rate	0.1%	0.1%	0.2%
Estimated fair value of the redeemable convertible preferred stock	$12.24	$12.21	$12.22
Exercise price of warrants	$4.44	$0.04	$0.04

Schedule of changes to company's call option liability

Fair value of One Srl call option	$1,494
Foreign currency translation loss	51
Balance at December 31, 2020	$1,545
Change in fair value	1,024
Foreign currency translation gain	(153)
Balance at December 31, 2021	$2,416

Gelesis | Convertible promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of weighted average assumptions used to determine the fair value of the warrant liability

The following assumptions were used to determine the fair value of the convertible promissory notes at December 31, 2021:

Convertible
Promissory Notes
Expected term	0.1 years
Discount rate	36.3%
Probability of repayment after close of business combination	95.0%
Probability of holder electing conversion option	5.0%

Gelesis | Call Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of weighted average assumptions used to determine the fair value of the warrant liability

	At December 31,
	2021	2020
Expected term	2.0 years	1.8 years
Expected volatility	62.0%	61.0%
Expected dividend yield	0.0%	0.0%
Risk free interest rate	0.7%	0.1%
Estimated fair value of ownership interest	$6,922	$6,066
Exercise price of call option	$6,806	$7,358